Expense Example	Feb. 26, 2026 USD ($)
SPDR SSGA IG Public & Private Credit ETF | SPDR SSGA IG Public & Private Credit ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
State Street(R) Short Duration IG Public & Private Credit ETF | State Street(R) Short Duration IG Public & Private Credit ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567